Convertible Debentures	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Convertible Debentures [Line Items]
Convertible Debentures
8.	Convertible Debentures

As of September 30, 2021 and December 31, 2020, the Company had outstanding the following convertible debentures:

	September 30,		December 31,
	2021		2020
Convertible promissory note, Cobra Equities SPV, LLC, 18% interest, unsecured, matured June 1, 2019	$94,362		$-
Convertible promissory note, SCS Capital Partners, LLC, 12% interest, secured, matures December 30, 2021	235,989		-
Convertible promissory note, SCS Capital Partners, LLC, 10% interest, secured, matures December 31, 2021, net of debt discount of $32,603	93,077		-
Convertible promissory note, IQ Financial Inc., Tranche 1, 9% interest, secured, matures January 1, 2023, net of debt discount of $163,681	125,793		-
Convertible promissory note, IQ Financial Inc., Tranche 2, 9% interest, secured, matures January 1, 2023, net of debt discount of $206,122	145,983		-
Convertible promissory note, Jeffrey Gardner, 6% interest, unsecured, matured September 15, 2021, due on demand	125,000		-
Convertible promissory note, James Marsh, 6% interest, unsecured, matured September 15, 2021, due on demand	125,000		-
Convertible promissory note issued to Roger Ponder, 10% interest, unsecured, matures August 31, 2022, debt premium of $58,349	82,243	*	-
Total	1,027,447		-
Less: Long-term portion of convertible debentures, net of debt discount	(93,862)		-
Convertible debentures, current portion, net of net debt discount/premium	$933,585		$-

*	During September 2021, as a result of shares of, as a result of his resignation as a director and the potential shares to be issued about conversion of his debt and Series D preferred stock, the Company determined that Roger Ponder was no longer a related party. The effective date of the reclassification was June 16, 2021.

The Company’s convertible debentures have an effective interest rate range of 11.2% to 156.8%.

Convertible promissory note, Cobra Equities SPV, LLC, 18% interest, unsecured, matured June 1, 2019

On June 15, 2021, in connection with the merger transaction discussed in Note 3, Reverse Merger, the Company assumed a convertible promissory note issued to Cobra Equities SPV, LLC. The note had been previously assigned to Cobra Equities SPV, LLC by another lender. The amount outstanding as of June 15, 2021 was $300,362, with accrued interest of $16,030.

Interest accrues on the note at 18% per annum. The note is convertible into shares of the Company’s common stock at a conversion price equal to 60% of the lowest VWAP for the 10 consecutive trading days immediately preceding the conversion.

The embedded conversion option qualified for derivative accounting and the conversion option qualified for bifurcation under ASC 815-15 “Derivatives and Hedging.”

During the period of June 16, 2021 through September 30, 2021, the holder of the note converted $206,000 of principal and $3,620 of accrued interest into shares of the Company’s common stock (refer to Note 11, Common Stock, for additional detail). As a result of these conversions, the Company recorded a loss on settlement of debt of $80,559 and $268,770, respectively, to the unaudited condensed consolidated statement of operations for the three and nine months ended September 30, 2021.

The Company owed $94,362 as of September 30, 2021.

Convertible promissory note, SCS Capital Partners, LLC, 12% interest, secured, matures December 30, 2021

On June 15, 2021, in connection with the merger transaction discussed in Note 3, Reverse Merger, the Company assumed a convertible promissory note issued to SCS, LLC. The note had been previously assigned to SCS, LLC by another lender. The amount outstanding as of June 15, 2021 was $235,989, with accrued interest of $16,763.

The interest on the outstanding principal due under the note accrues at a rate of 12% per annum. All principal and accrued but unpaid interest under the note is due on December 30, 2021. The note is convertible into shares of the Company’s common stock at a fixed conversion price of $0.0275 per share. On or after the date of the closing of a subsequent offering, the fixed conversion price shall be 105% of the price of the common stock issued in the subsequent offering.

The embedded conversion option qualified for derivative accounting and the conversion option qualified for bifurcation under ASC 815-15 “Derivatives and Hedging.”

During the nine months ended September 30, 2021, SCS, LLC assigned an aggregate of $72,000 of accrued interest due under the note to Cobra Equities SPV, LLC. The accrued interest was immediately converted into shares of the Company’s common stock (refer to Note 11, Common Stock, for additional detail). As a result of these conversions, the Company recorded a loss on settlement of debt of $739,545 to the unaudited condensed consolidated statement of operations for the three and nine months ended September 30, 2021.

At September 30, 2021, the Company owed $235,989 pursuant to this agreement.

Convertible promissory note, SCS Capital Partners, LLC, 10% interest, secured, matures December 31, 2021

On June 15, 2021, in connection with the merger transaction discussed in Note 3, Reverse Merger, the Company assumed a convertible promissory note issued to SCS, LLC. The amount outstanding as of June 15, 2021 was $219,941, with accrued interest of $7,991.

The note was originally issued on December 29, 2020 in the principal amount of $175,000. The interest on the outstanding principal due under the note accrues at a rate of 10% per annum. All principal and accrued but unpaid interest under the note is due on December 31, 2021. The note is convertible into shares of the Company’s common stock at a fixed conversion price of $0.04 per share.

The embedded conversion option qualified for derivative accounting and the conversion option qualified for bifurcation under ASC 815-15 “Derivatives and Hedging.”

During the nine months ended September 30, 2021, the Company made cash payments for principal of $94,260.

At September 30, 2021, the Company owed $125,680 pursuant to this agreement and will record accretion equal to the debt discount of $32,603 over the remaining term of the note.

Convertible promissory note, IQ Financial Inc., 9% interest, secured, matures January 1, 2023

On June 15, 2021, in connection with the merger transaction discussed in Note 3, Reverse Merger, the Company assumed a convertible promissory note issued to IQ Financial Inc. The amount outstanding for Tranche 1 as of June 15, 2021 was $289,473, with accrued interest of $11,202. The amount outstanding for Tranche 2 as of June 15, 2021 was $342,105, with accrued interest of $10,446.

The note was originally issued on January 27, 2021 in the aggregate principal amount of $631,579. The funds were received in two disbursements – $275,000 on January 28, 2021 and $325,000 on March 1, 2021 (refer to the “Convertible promissory note, IQ Financial Inc. Tranche 1, 9% interest, secured, matures January 1, 2023” and “Convertible promissory note, IQ Financial Inc. Tranche 2, 9% interest, secured, matures January 1, 2023” sections below for additional detail.

Convertible promissory note, IQ Financial Inc. Tranche 1, 9% interest, secured, matures January 1, 2023

On January 28, 2021, Spectrum received the first tranche of the note discussed in the “Convertible promissory note, IQ Financial Inc., 9% interest, secured, matures January 1, 2023” above. Spectrum received $275,000, with an original issue discount of $14,474.

The interest on the outstanding principal due under the secured note accrues at a rate of 9% per annum. All principal and accrued but unpaid interest under the secured note is due on January 1, 2023. The holder may begin converting the note into shares of the Company’s common stock six months after issuance when it is Rule 144 eligible. The conversion price is fixed at $0.05 per share.

The embedded conversion option qualified for derivative accounting and the conversion option qualified for bifurcation under ASC 815-15 “Derivatives and Hedging.”

At September 30, 2021, the Company owed $289,474 pursuant to this agreement and will record accretion equal to the debt discount of $163,681 over the remaining term of the note.

Convertible promissory note, IQ Financial Inc. Tranche 2, 9% interest, secured, matures January 1, 2023

On March 1, 2021, Spectrum received the second tranche of the note discussed in the “Convertible promissory note, IQ Financial Inc., 9% interest, secured, matures January 1, 2023” above. Spectrum received $325,000, with an original issue discount of $17,105.

The interest on the outstanding principal due under the secured note accrues at a rate of 9% per annum. All principal and accrued but unpaid interest under the secured note is due on January 1, 2023. The holder may begin converting the note into shares of the Company’s common stock six months after issuance when it is Rule 144 eligible. The conversion price is fixed at $0.05 per share.

The embedded conversion option qualified for derivative accounting and the conversion option qualified for bifurcation under ASC 815-15 “Derivatives and Hedging.”

During the three months ended September 30, 2021, $10,000 was added to the principal balance.

At September 30, 2021, the Company owed $352,105 pursuant to this agreement and will record accretion equal to the debt discount of $206,122 over the remaining term of the note.

Convertible promissory note, Jeffrey Gardner, 6% interest, unsecured, due on demand

On June 15, 2021 the Company issued to Jeffrey Gardner an unsecured convertible promissory note in the aggregate principal amount of $125,000 in connection with the merger transaction discussed in Note 3, Reverse Merger.

The interest on the outstanding principal due under the note accrues at a rate of 6% per annum. All principal and accrued but unpaid interest under the note is due on September 15, 2021. The note is convertible into shares of the Company’s common stock at a fixed conversion price of $0.075 per share.

The embedded conversion option qualified for derivative accounting and the conversion option qualified for bifurcation under ASC 815-15 “Derivatives and Hedging.”

On September 15, 2021, this note matured and is now due on demand. Additionally, the interest rate increased to 18% per annum.

At September 30, 2021, the Company owed $125,000 pursuant to this agreement.

Convertible promissory note, James Marsh, 6% interest, unsecured, due on demand

On June 15, 2021 the Company issued to James Marsh an unsecured convertible promissory note in the aggregate principal amount of $125,000 in connection with the merger transaction discussed in Note 3, Reverse Merger.

The interest on the outstanding principal due under the note accrues at a rate of 6% per annum. All principal and accrued but unpaid interest under the note is due on September 15, 2021. The note is convertible into shares of the Company’s common stock at a fixed conversion price of $0.075 per share.

The embedded conversion option qualified for derivative accounting and the conversion option qualified for bifurcation under ASC 815-15 “Derivatives and Hedging.”

On September 15, 2021, this note matured and is now due on demand. Additionally, the interest rate increased to 18% per annum.

At September 30, 2021, the Company owed $125,000 pursuant to this agreement.

Convertible promissory note, Roger Ponder, 10% interest, unsecured, matures August 31, 2022

On June 15, 2021, in connection with the merger transaction discussed in Note 3, Reverse Merger, the Company assumed Spectrum’s convertible promissory note issued to Roger Ponder. The note was originally issued on August 31, 2020 in the principal amount of $23,894. Interest accrues at 10% per annum. All principal and accrued but unpaid interest under the note is due on August 31, 2022. The note is convertible into shares of the Company’s common stock at a fixed conversion price of $0.06 per share, subject to adjustment based on the terms of the note. The embedded conversion option does not qualify for derivative accounting. As a result of the conversion price being fixed at $0.06, the note has a conversion premium of $58,349, and the fair value of the note is $19,000.

As of September 30, 2021, the Company owed $23,894 pursuant to this agreement and will amortize the remaining premium of $58,349 over the remaining term of the note. The total liability as of September 30, 2021 was $82,243.

Convertible promissory note, Efrat Investments LLC, 10% interest, secured, matures October 5, 2021

On June 15, 2021, in connection with the merger transaction discussed in Note 3, Reverse Merger, the Company assumed a convertible promissory note issued to Efrat Investments, LLC. The amount outstanding as of June 15, 2021 was $33,000, with accrued interest of $8,282.

The note was originally issued on September 14, 2020 in the aggregate principal amount of $165,000 for an aggregate purchase price of $146,000. The Company also assumed a warrant issued equal to the face amount of the note with a term of two years to purchase 1,650,000 shares of common stock at an exercise price of $0.10 per share.

The interest on the outstanding principal due under the note accrued at a rate of 10% per annum. All principal and accrued but unpaid interest under the note was due on October 5, 2021. The note was convertible into shares of the Company’s common stock at a fixed conversion price of $0.05 per share.

The embedded conversion option and warrant qualified for derivative accounting and the conversion option qualified for bifurcation under ASC 815-15 “Derivatives and Hedging.”

During the period of June 16, 2021 through September 30, 2021, the holder of the note converted $33,000 of principal into shares of the Company’s common stock (refer to Note 11, Common Stock, for additional information). As a result of these conversions, the amount owed at September 30, 2021 was $0. The Company recorded a gain on settlement of debt of $208,567 to the unaudited condensed consolidated statement of operations for the nine months ended September 30, 2021.

During the nine months ended September 30, 2021, the holder of the warrants associated with the note converted the warrants on a cashless basis (refer to Note 11, Common Stock, for additional information). As a result of the exercise, the Company recorded a loss on settlement of warrants of $133,045 to the unaudited condensed consolidation statement of operations for the three and nine months ended September 30, 2021.

Spectrum Global Solutions, Inc. [Member]
Convertible Debentures [Line Items]
Convertible Debentures
8.	Convertible Debentures

As of December 31, 2020 and 2019, the Company had outstanding the following convertible debentures:

	December 31,	December 31,
	2020	2019
Convertible promissory note, Barn 11, 18% interest, unsecured, matured June 1, 2019	$594,362	$594,362
Convertible promissory note, SCS, LLC, 24% interest, unsecured, matured March 30, 2020, due on demand, net of debt discount of $0 and $13,005	51,788	38,025
Convertible promissory note, GS Capital Partners, LLC, 8% interest, secured. matures October 24 2020, net of debt discount of $0 and $23,986	54,500	99,014
Convertible promissory note, Crown Bridge Partners, LLC, 10% interest, unsecured, matured November 21, 2020, net of debt discount of $0 and $58,648	39,328	16,352
Convertible promissory note, Efrat Investments LLC, 10% interest, secured, matures October 5, 2021, net of debt discount of $132,000	-	-
Convertible promissory note, SCS, LLC, 12% interest, secured, matures December 30, 2021	257,442	-
Convertible promissory note, SCS, LLC, 10% interest, secured, matures December 31, 2021, net of debt discount of $169,957	5,043	-
Convertible promissory note, Dominion Capital, 12% interest, unsecured, matures October 17, 2020, net of debt discount of $0 and 105,752	-	1,461,265
Convertible promissory note, Michael Roeske, 24% interest, unsecured, due on demand, net of debt discount of $0 and $3,512	-	112,488
Convertible promissory note, Joel Raven, 24% interest, unsecured, due on demand, net of debt discount of $0 and $8,658	-	355,342
Convertible promissory note, GS Capital Partners, LLC, 8% interest, secured. matures August 2, 2020, net of debt discount of $24,819	-	98,181
Convertible promissory note, Power Up Lending Group LTD., 8% interest, unsecured, matures September 17, 2020, net of debt discount of $113,674	-	34,326
Convertible promissory note, Power Up Lending Group LTD., 8% interest, unsecured, matures January 22, 2021, net of debt discount of $53,051	-	15,449
Convertible promissory note, Power Up Lending Group LTD., 8% interest, unsecured, matures February 26, 2021, net of debt discount of $45,125	-	12,875
Total	1,002,463	2,837,679
Less: Long-term portion of convertible debentures, net of debt discount	-	(28,324)
Convertible debentures, current portion, net of debt discount	$1,002,463	$2,809,355

The Company’s convertible debentures have an effective interest rate range of 12.8% to 129.9%.

Convertible promissory note, Barn 11, 6% interest, unsecured, matured June 1, 2019

On February 21, 2018, the Company issued a convertible note with a principal amount of $500,000 and a warrant with a term of three years to purchase up to 417 shares of common stock of the Company at an exercise price of $480.00 per share to Barn 11. The exercise price of the warrant was to reduce to 85% of the closing price of the Company’s common stock if the closing price of the Company’s common stock was less than $480.00 on July 31, 2018. The note was due on January 15, 2019, and in February 2019, the maturity date was extended to June 1, 2019, and bears interest at 6% per annum. The note is convertible into common shares of the Company at a conversion price equal to the lower of 80% of the lowest volume-weighted average price during the 5 trading days immediately preceding the date of conversion and $300.00 (the “Floor”), unless the note is in default, at which time the Floor terminates.

The embedded conversion option and warrant qualified for derivative accounting and the conversion option qualified for bifurcation under ASC 815-15 “Derivatives and Hedging”. The initial fair value of the conversion feature of $571,079 and the warrant of $158,772 resulted in a discount to the note payable of $500,000 and an initial derivative expense of $229,851.

On June 1, 2019, the Company was in default on the note. As a result of the default, a 15% premium was added to the balance owed, including all accrued interest. Subsequent to the default, the new principal balance of the note was $619,362, with interest accruing at 18% per annum. Additionally, $466,000 was added to the derivative liability balance in connection with the default.

During the year ended December 31, 2019, the Company paid $25,000 of principal. The Company owed $594,362 as of December 31, 2020.

On January 27, 2021, Barn 11 assigned the note to Cobra Equities SPV, LLC (refer to Note 19, Subsequent Events, for additional detail).

Convertible promissory note, Dominion Capital, 12% interest, unsecured, matures October 17, 2020

On April 17, 2019, Dominion Capital exchanged two notes into a new note (the “Exchange Note”) with a principal amount of $1,571,134. Interest accrues on the new note at 12% per annum. All principal and accrued interest under the Exchange Note is due on October 17, 2020 and is convertible into shares of the Company’s common stock. The conversion price in effect on the date such conversion is effected shall be equal to (i) initially, $30.00 or (ii) on or after the date of the closing of the next public or private offering of equity or equity-linked securities of the Company in which the Company receives gross proceeds in an amount greater than $100,000, one hundred and five percent (105%) of the price of the common stock issuable in the offering. While during the first six months that the Exchange Note is outstanding, only interest payments are due to the holder, beginning in October 2019, and on each monthly anniversary thereafter until maturity, amortization payments are due for principal and interest due under the Exchange Note. The Exchange Note includes customary events of default, including non-payment of the principal or accrued interest due on the Exchange Note. Upon an event of default, all obligations under the Exchange Note will become immediately due and payable. The Holder was granted a right to participate in future financing transactions of the Company while the Exchange Note remains outstanding.

As a result of the beneficial conversion feature associated with the Dominion notes, $314,228 was added to additional paid-in capital during the year ended December 31, 2019. In connection with the exchange, the Company recorded a loss on settlement of debt of $904,469 on the consolidated statement of operations for the year ended December 31, 2019.

The Company was to begin making principal payments in equal installments beginning on October 1, 2019. On October 22, 2019, the Company reached an agreement with Dominion Capital to postpone the principal payments. In exchange for the extension, the Company will pay to Dominion Capital an extension fee equal to 14% of the postponed payments. As a result of this agreement, the Company added $47,731 of principal to the note during the year ended December 31, 2019 and $108,146 of principal to the note during the year ended December 31, 2020. These amounts are included in default and debt extension fees in the consolidated statement of operations for the years ended December 31, 2020 and 2019.

On April 2, 2020 the Company paid a $20,000 modification fee in order to avoid an event of default under the note and receive payment forbearance for a period of 30 days.

On September 30, 2020, in connection with the stock purchase agreement described in Note 3, Disposals of Subsidiaries, the Company entered into an amendment with Dominion and WaveTech Group, Inc. The parties agreed that as of the date of the amendment the outstanding principal and accrued interest was $1,141,769. The Company and WaveTech Group Inc. each agreed that the final payment of $1,141,769 due on October 1, 2020 be amended so that the Company and WaveTech Group Inc. be required to make payments of $570,885 on or before each of October 1, 2020 and November 1, 2020. As a result of this amendment, the amount owed by the Company to Dominion was reduced by the $570,885 of payments that WaveTech Group Inc. is responsible for. On September 30, 2020, the Company made the first payment of $285,442 under the terms of the amendment. On October 30, 2020, Dominion agreed to accept a payment of $35,000 from the Company and postpone the final payment until December 1, 2020.

During the year ended December 31, 2019 the Company paid $51,848 of principal. During the year ended December 31, 2020 the Company paid $853,537 of principal.

On December 1, 2020, the holder of the note assigned the full outstanding amount to a third party, SCS, LLC (refer to the “Convertible promissory note, SCS, LLC, 12% interest, secured, matures December 30, 2021” section of this note for further detail).

In connection with the assignment, the Company recorded a loss on settlement of debt of $399,306 to the consolidated statement of operations for the year ended December 31, 2020.

Convertible promissory note issued in connection with the acquisition of TNS, Inc.

On January 4, 2019, as part of the TNS acquisition, the Company issued to InterCloud a convertible promissory note in the aggregate principal amount of $620,000 (the “Note”). The interest on the outstanding principal due under the Note accrued at a rate of 6% per annum. All principal and accrued interest under the Note was due January 30, 2020, and was convertible, at any time at InterCloud’s election, into shares of common stock of the Company at a conversion price equal to the greater of 75% of the lowest volume-weighted average price during the 10 trading days immediately preceding the date of conversion and $30.00.

The embedded conversion option qualifies for derivative accounting and bifurcation under ASC 815-15 “Derivatives and Hedging”. The initial fair value of the conversion feature of $189,000 resulted in a discount to the note payable of $144,000.

On January 28, 2019, the holder of the convertible promissory note entered into agreement to sell and assign a total of $620,000 of the $620,000 outstanding principal to two third parties, with $186,000 and $434,000 of principal assigned to each party (refer to the “Convertible promissory note, Michael Roeske, 6% interest, unsecured, matures, January 30, 2020” and “Convertible promissory note, Joel Raven, 6% interest, unsecured, matures January 30, 2020” sections of this note for further detail). The Company approved and is bound by the assignment and sale agreement.

Convertible promissory note, Michael Roeske, 6% interest, unsecured, matures December 31, 2020

On January 28, 2019, InterCloud assigned $186,000 of the note issued in connection with the acquisition of TNS to Michael Roeske. The note accrues interest at a rate of 6% per annum and had a maturity date of January 30, 2020.

During the year ended December 31, 2019, Mr. Roeske converted $70,000 of principal of the note into shares of the Company’s common stock.

On February 14, 2020, the Company and Mr. Roeske entered into an amendment which revised the maturity date to December 31, 2020. Additional, per the amendment, as cash deposits were received by TNS in the ordinary course of business, a portion of such cash deposits could have been directed to Mr. Roeske. These payments would reduce the outstanding obligations of the Company to Mr. Roeske.

During the year ended December 31, 2020, the Company remitted $37,200 to Mr. Roeske in accordance with the amendment.

On September 8, 2020, Mr. Roeske returned the shares issued in 2019. These shares were then canceled and $70,000 was added back to the outstanding principal of the note. The Company recorded a loss on return of common stock of $69,820 to the consolidated statement of operations for the year ended December 31, 2020.

On September 30, 2020, the Company entered into a stock purchase agreement (refer to Note 3, Disposals of Subsidiaries, for further detail). The outstanding balance of $148,800 was assigned to the purchaser.

Convertible promissory note, Joel Raven, 6% interest, unsecured, matures December 31, 2020

On January 28, 2019, InterCloud assigned $434,000 of the note issued in connection with the acquisition of TNS to Joel Raven. The note accrued interest at a rate of 6% per annum and had a maturity date of January 30, 2020.

During the year ended December 31, 2019, Mr. Raven converted $70,000 of principal of the note into shares of the Company’s common stock.

On February 14, 2020, the Company and Mr. Raven entered into an amendment which revised the maturity date to December 31, 2020. Additional, per the amendment, as cash deposits were received by TNS in the ordinary course of business, a portion of such cash deposits could have been directed to Mr. Raven. These payments would reduce the outstanding obligations of the Company to Mr. Raven.

During the year ended December 31, 2020, the Company remitted $86,800 to Mr. Raven in accordance with the amendment.

On September 8, 2020, Mr. Raven returned the shares issued in 2019. These shares were then canceled and $70,000 was added back to the outstanding principal of the note. The Company recorded a loss on return of common stock of $69,821 to the consolidated statement of operations for the year ended December 31, 2020.

On September 30, 2020, the Company entered into a stock purchase agreement (refer to Note 3, Disposals of Subsidiaries, for further detail). The outstanding balance of $347,200 was assigned to the purchaser.

Convertible promissory note, GS Capital Partners, LLC, 8% interest, secured, matures August 2, 2020

On August 2, 2019, the Company entered into and closed on a Securities Purchase Agreement with GS Capital Partners, LLC, pursuant to which the Company issued to GS Capital Partners, LLC a senior secured convertible promissory note in the aggregate principal amount of $123,000 for an aggregate purchase price of $112,000.

The interest on the outstanding principal due under the secured note accrued at a rate of 8% per annum. All principal and accrued but unpaid interest under the secured note was originally due on August 2, 2020. The secured note was convertible into shares of the Company’s common stock at 71% of the average of the three lowest VWAPs in the 12 trading days prior to and including the conversion date. The conversion price had a floor of $3.00 per share that was removed as a result of the Company’s common stock closing below $3.90 per share.

The embedded conversion option qualified for derivative accounting and the conversion option qualified for bifurcation under ASC 815-15 “Derivatives and Hedging”. The initial fair value of the conversion feature of $28,000 resulted in an additional discount to the note payable of $28,000, for a total debt discount of $39,000.

On July 28, 2020, GS Capital Partners, LLC returned 226,800 shares of common stock related to prior conversions to the Company. These shares were then cancelled. As a result of these shares being returned, $75,096 of principal was added back to the note. Additionally, the maturity date of the note was extended.

During the year ended December 31, 2020, the holder of the note converted $123,000 of principal and $13,429 of accrued interest into shares of the Company’s common stock (refer to Note 11, Common Stock, for additional information). As a result of these conversions, the amount owed at December 31, 2020 was $0. The Company recorded a loss on settlement of debt of $948,292 to the consolidated statement of operations for the year ended December 31, 2020.

Convertible promissory note, GS Capital Partners, LLC, 8% interest, unsecured, matures October 24, 2020

On October 24, 2019, the Company entered into and closed on a Securities Purchase Agreement with GS Capital Partners, LLC, pursuant to which the Company issued to GS Capital Partners, LLC a convertible promissory note in the aggregate principal amount of $123,000 for an aggregate purchase price of $112,000.

The interest on the outstanding principal due under the note accrued at a rate of 8% per annum. All principal and accrued but unpaid interest under the note was due on October 24, 2020. The note was convertible into shares of the Company’s common stock at 71% of the average of the three lowest VWAPs in the 12 trading days prior to and including the conversion date. The conversion price had a floor of $3.00 per share that was removed as a result of the Company’s common stock closing below $3.90 per share.

The embedded conversion option qualified for derivative accounting and the conversion option qualified for bifurcation under ASC 815-15 “Derivatives and Hedging”. The initial fair value of the conversion feature of $20,000 resulted in an additional discount to the note payable of $20,000, for a total debt discount of $31,000.

During the year ended December 31, 2020, the holder of the note converted $68,500 of principal and $6,148 of accrued interest into shares of the Company’s common stock (refer to Note 11, Common Stock, for additional information). As a result of these conversions, the Company recorded a loss on settlement of debt of $82,185 to the consolidated statement of operations for the year ended December 31, 2020.

At December 31, 2020, the Company owed $54,500 pursuant to this agreement.

In the period of January 1, 2021 through March 26, 2021, the holder of the note converted the remaining principal amount into shares of the Company’s common stock (refer to Note 19, Subsequent Events, for additional detail).

Convertible promissory note, SCS, LLC, 8% interest, unsecured, matured March 30, 2020

On September 1, 2019, the Company entered into and closed on a Securities Purchase Agreement with SCS, LLC, pursuant to which the Company issued to SCS, LLC an unsecured convertible promissory note in the aggregate principal amount of $51,030 in exchange for rent.

The interest on the outstanding principal due under the unsecured note accrued at a rate of 8% per annum. All principal and accrued but unpaid interest under the secured note was originally due on March 30, 2020. The secured note was convertible into shares of the Company’s common stock at 75% of the lowest average VWAP in the 15 trading days prior to the conversion date.

The embedded conversion option qualified for derivative accounting and the conversion option qualified for bifurcation under ASC 815-15 “Derivatives and Hedging”. The initial fair value of the conversion feature of $29,000 resulted in a discount to the note payable of $29,000.

The note matured on March 30, 2020 and was in default. As a result of the default, the note balance was increased by 25% of outstanding principal, resulting in additional principal of $12,758. The interest also increased from 8% per annum to 24% per annum.

During the year ended December 31, 2020, the holder of the note converted $12,000 of principal and $720 of accrued interest into shares of the Company’s common stock (refer to Note 11, Common Stock, for additional information). As a result of these conversions, the Company recorded a loss on settlement of debt of $7,013 to the consolidated statement of operations for the year ended December 31, 2020.

At December 31, 2020, the Company owed $51,788 pursuant to this agreement.

In the period of January 1, 2021 through March 26, 2021, the holder of the note converted the remaining principal amount into shares of the Company’s common stock (refer to Note 19, Subsequent Events, for additional detail). In connection with the conversions, the holder of the note forgave the $12,758 of principal that had been added to the note after the default.

Convertible promissory note, Power Up Lending Group LTD., 8% interest, unsecured, matures September 17, 2020

On September 17, 2019, the Company entered into and closed on a Securities Purchase Agreement with Power Up Lending Group LTD. (“Power Up Lending”), pursuant to which the Company issued to Power Up Lending a convertible promissory note in the aggregate principal amount of $148,000 for an aggregate purchase price of $135,000. The Company received the cash on October 1, 2019.

The interest on the outstanding principal due under the note accrued at a rate of 8% per annum. All principal and accrued but unpaid interest under the note was originally due on September 17, 2020. The note was convertible into shares of the Company’s common stock at 70% of the average of the three lowest VWAPs in the 15 trading days prior to and including the conversion date.

The embedded conversion option qualified for derivative accounting and the conversion option qualified for bifurcation under ASC 815-15 “Derivatives and Hedging”. The initial fair value of the conversion feature of $159,000 resulted in an additional discount to the note payable of $135,000, for a total debt discount of $148,000. The remaining $24,000 of the initial fair value of the conversion feature was recorded as initial derivative expense on the consolidated statement of operations for the year ended December 31, 2019.

During the year ended December 31, 2020, the holder of the note converted $148,000 of principal and $5,520 of accrued interest into shares of the Company’s common stock (refer to Note 11, Common Stock, for additional information). As a result of these conversions, the amount owed at December 31, 2020 was $0. The Company recorded a loss on settlement of debt of $262,732 to the consolidated statement of operations for the year ended December 31, 2020.

Convertible promissory note, Power Up Lending Group LTD., 8% interest, unsecured, matures January 22, 2021

On October 22, 2019, the Company entered into and closed on a Securities Purchase Agreement with Power Up Lending Group LTD. (“Power Up Lending”), pursuant to which the Company issued to Power Up Lending a convertible promissory note in the aggregate principal amount of $68,500 for an aggregate purchase price of $60,000.

The interest on the outstanding principal due under the note accrued at a rate of 8% per annum. All principal and accrued but unpaid interest under the note was originally due on January 22, 2021. The note was convertible into shares of the Company’s common stock at 70% of the average of the three lowest VWAPs in the 15 trading days prior to and including the conversion date.

The embedded conversion option qualified for derivative accounting and the conversion option qualified for bifurcation under ASC 815-15 “Derivatives and Hedging”. The initial fair value of the conversion feature of $56,000 resulted in an additional discount to the note payable of $56,000, for a total debt discount of $64,500.

During the year ended December 31, 2020, the holder of the note converted $68,500 of principal and $2,540 of accrued interest into shares of the Company’s common stock (refer to Note 11, Common Stock, for additional information). As a result of these conversions, the amount owed at December 31, 2020 was $0. The Company recorded a loss on settlement of debt of $42,342 to the consolidated statement of operations for the year ended December 31, 2020.

Convertible promissory note, Power Up Lending Group LTD., 8% interest, unsecured, matures February 26, 2021

On November 27, 2019, the Company entered into and closed on a Securities Purchase Agreement with Power Up Lending Group LTD. (“Power Up Lending”), pursuant to which the Company issued to Power Up Lending a convertible promissory note in the aggregate principal amount of $58,000 for an aggregate purchase price of $50,000.

The interest on the outstanding principal due under the note accrued at a rate of 8% per annum. All principal and accrued but unpaid interest under the note was due on February 26, 2021. The note was convertible into shares of the Company’s common stock at 70% of the average of the three lowest VWAPs in the 15 trading days prior to and including the conversion date.

The embedded conversion option qualified for derivative accounting and the conversion option qualified for bifurcation under ASC 815-15 “Derivatives and Hedging”. The initial fair value of the conversion feature of $43,000 resulted in an additional discount to the note payable of $43,000, for a total debt discount of $51,000.

During the year ended December 31, 2020, the holder of the note converted $58,000 of principal and $3,656 of accrued interest into shares of the Company’s common stock (refer to Note 11, Common Stock, for additional information). As a result of these conversions, the amount owed at December 31, 2020 was $0. The Company recorded a loss on settlement of debt of $69,438 to the consolidated statement of operations for the year ended December 31, 2020.

Convertible promissory note, Crown Bridge Partners, LLC, 10% interest, unsecured, matured November 21, 2020

On November 12, 2019, the Company entered into and closed on a Securities Purchase Agreement with Crown Bridge Partners, LLC, pursuant to which the Company issued to Crown Bridge Partners, LLC a convertible promissory note in the aggregate principal amount of $225,000 for an aggregate purchase price of $202,500. The Company received the first tranche of $75,000 on November 21, 2019 for an aggregate purchase price of $65,500. The Company also issued a warrant equal to the face amount of the note with a term of three years to purchase 2,500 shares of common stock at an exercise price of $30.00 per share.

The interest on the outstanding principal due under the first tranche of the note accrues at a rate of 10% per annum. All principal and accrued but unpaid interest under the first tranche of the note is due on November 21, 2020. The first tranche of the note is convertible into shares of the Company’s common stock at 60% of the average of the three lowest VWAPs in the 20 trading days prior to and including the conversion date.

The embedded conversion option and warrant qualified for derivative accounting and the conversion option qualified for bifurcation under ASC 815-15 “Derivatives and Hedging”. The initial fair value of the conversion option feature of $138,000 and warrant feature of $20,138 resulted in an additional discount to the note payable of $65,500, for a total debt discount of $75,000. The remaining $92,638 of the initial fair value of the conversion feature was recorded as initial derivative expense on the consolidated statement of operations for the year ended December 31, 2019.

The first tranche of the note matured on November 21, 2020. The holder of the note accepted guaranteed interest of 15% in lieu of a default.

During the year ended December 31, 2020, the holder of the note converted $35,672 of principal and $6,000 of accrued interest into shares of the Company’s common stock (refer to Note 11, Common Stock, for additional information). As a result of these conversions, the Company recorded a loss on settlement of debt of $101,629 to the consolidated statement of operations for the year ended December 31, 2020.

At December 31, 2020, the Company owed $39,328 pursuant to the first tranche of this agreement.

On January 29, 2021, the Company repaid the outstanding principal and accrued interest related to the first tranche of the note (refer to Note 19, Subsequent Events, for additional detail).

Convertible promissory note, Efrat Investments LLC, 10% interest, secured, matures October 5, 2021

On September 14, 2020 the Company issued to Efrat Investments LLC a secured convertible promissory note in the aggregate principal amount of $165,000 for an aggregate purchase price of $146,000. The Company received the funds on October 5, 2020. The Company also issued a warrant equal to the face amount of the note with a term of two years to purchase 1,650,000 shares of common stock at an exercise price of $0.10 per share.

The interest on the outstanding principal due under the note accrues at a rate of 10% per annum. All principal and accrued but unpaid interest under the note is due on October 5, 2021. The note is convertible into shares of the Company’s common stock at a fixed conversion price of $0.05 per share.

The embedded conversion option and warrant qualified for derivative accounting and the conversion option qualified for bifurcation under ASC 815-15 “Derivatives and Hedging”. The initial fair value of the conversion option feature of $325,000 and warrant feature of $81,923 resulted in an additional discount to the note payable of $146,000, for a total debt discount of $165,000. The remaining $260,923 of the initial fair value of the conversion feature and warrant were recorded as initial derivative expense on the consolidated statement of operations for the year ended December 31, 2020.

The terms of the note dictated that principal payments of $16,500 be made monthly on the 1st of the month beginning on November 1, 2020. During the year ended December 31, 2020 the Company paid $33,000 of principal.

At December 31, 2020, the Company owed $132,000 pursuant to this agreement and will record accretion equal to the debt discount of $132,000 over the remaining term of the note.

Subsequent to December 31, 2020, in lieu of the $16,500 monthly payments, the holder began converting principal of the note into shares of the Company’s common stock (refer to Note 19, Subsequent Events, for additional detail).

Convertible promissory note, SCS, LLC, 12% interest, secured, matures December 30, 2021

On December 1, 2020, Dominion Capital LLC assigned the note described in the “Convertible promissory note, Dominion Capital, 12% interest, unsecured, matures October 17, 2020” section of this note to SCS, LLC. The Company issued to SCS, LLC a new secured convertible promissory note in the principal amount of $257,442.

The interest on the outstanding principal due under the note accrues at a rate of 12% per annum. All principal and accrued but unpaid interest under the note is due on December 30, 2021. The note is convertible into shares of the Company’s common stock at a fixed conversion price of $0.0275 per share. On or after the date of the closing of a subsequent offering, the fixed conversion price shall be 105% of the price of the common stock issued in the subsequent offering.

The embedded conversion option qualified for derivative accounting and the conversion option qualified for bifurcation under ASC 815-15 “Derivatives and Hedging”. The initial fair value of the conversion feature was $425,300. This amount was included in the loss on settlement of debt recorded as a result of the assignment.

At December 31, 2020, the Company owed $257,442 pursuant to this agreement.

Convertible promissory note, SCS, LLC, 10% interest, secured, matures December 31, 2021

On December 29, 2020, the Company issued to SCS, LLC a secured convertible promissory note in the principal amount of $175,000 for a purchase price of $150,000, resulting in an original issue discount of $25,000.

The interest on the outstanding principal due under the note accrues at a rate of 10% per annum. All principal and accrued but unpaid interest under the note is due on December 31, 2021. The note is convertible into shares of the Company’s common stock at a fixed conversion price of $0.04 per share.

The embedded conversion option qualified for derivative accounting and the conversion option qualified for bifurcation under ASC 815-15 “Derivatives and Hedging”. The initial fair value of the conversion feature of $465,000 resulted in an additional discount to the note payable of $150,000, for a total debt discount of $175,000. Additionally, the Company recorded an initial derivative expense of $315,000 to the consolidated statement of operations for the year ended December 31, 2020.

At December 31, 2020, the Company owed $175,000 pursuant to this agreement and will record accretion equal to the debt discount of $169,957 over the remaining term of the note.

Convertible promissory note, CCAG Investments, LLC, 20% interest, secured, matures June 30, 2020

On February 7, 2020, the Company entered into and closed on a Securities Purchase Agreement with CCAG Investments, LLC, pursuant to which the Company issued to CCAG Investments, LLC a secured convertible redeemable note in the aggregate principal amount of $175,000 for an aggregate purchase price of $157,500, resulting in an original issue discount of $17,500. The Company also issued a warrant equal to 50% of the face amount of the note with a term of three years to purchase 9,723 shares of common stock at an initial exercise price of $9.00 per share.

The interest on the outstanding principal due under the note accrued at a rate of 20% per annum. All principal and accrued but unpaid under the secured note was originally due on June 30, 2020. The note was convertible into shares of the Company’s common stock at 70% of the average of the three lowest VWAPs in the 12 trading days prior to and including the conversion date.

In connection with the issuance of the note, the Company also issued to CCAG Investments, LLC 9,755 shares of common stock (refer to Note 11, Common Stock, for additional detail).

The embedded conversion option and warrants issued qualified for derivative accounting and bifurcation under ASC 815-15 “Derivatives and Hedging”. The initial fair value of the conversion feature and warrants issued was $42,000 and $64,000, resulting in an additional discount to the note payable of $106,000. The shares issued with the note were valued at $51,500, for a total debt discount of $175,000.

The Company had the option of repaying 120% of the principal balance if paid within 90 days of issuance, or 125% of the principal if paid greater than 90 days after issuance.

During the year ended December 31, 2020, the Company repaid 120% of the principal balance. The total payment was $218,534, which included accrued interest of $8,534. The Company recorded a loss on settlement of debt of $127,654 to the consolidated statement of operations for the year ended December 31, 2020.

Under the terms of the agreement, if the shares issued upon execution of the note are no longer worth $87,500 at the time of the shares becoming eligible for resale pursuant to Rule 144, the Company shall issue additional shares to the holder in an amount holding a market value to equal the difference between the value of these shares and $87,500. The 9,755 shares became eligible for resale pursuant to Rule 144 during August 2020 and the value was less than $87,500. As a result, the Company began issuing additional shares to the holder (refer to Note 11, Common Stock, for additional detail). During the year ended December 31, 2020, the Company issued an aggregate of 1,542,000 shares to the holder and recorded a loss on fair value of additional shares of $109,706 to the consolidated statement of operations for the year ended December 31, 2020.

Convertible promissory note, FJ Vulis and Associates, LLC, 20% interest, secured, matures June 30, 2020

On February 7, 2020, the Company entered into and closed on a Securities Purchase Agreement with FJ Vulis and Associates, LLC, pursuant to which the Company issued to FJ Vulis and Associates, LLC a secured convertible redeemable note in the aggregate principal amount of $175,000 for an aggregate purchase price of $157,500, resulting in an original issue discount of $17,500. The Company also issued a warrant equal to 50% of the face amount of the note with a term of three years to purchase 9,723 shares of common stock at an initial exercise price of $9.00 per share.

The interest on the outstanding principal due under the note accrued at a rate of 20% per annum. All principal and accrued but unpaid under the secured note was originally due on June 30, 2020. The note was convertible into shares of the Company’s common stock at 70% of the average of the three lowest VWAPs in the 12 trading days prior to and including the conversion date.

In connection with the issuance of the note, the Company also issued to FJ Vulis and Associates, LLC 9,755 shares of common stock (refer to Note 11, Common Stock, for additional detail).

The embedded conversion option and warrants issued qualified for derivative accounting and bifurcation under ASC 815-15 “Derivatives and Hedging”. The initial fair value of the conversion feature and warrants issued was $42,000 and $64,000, resulting in an additional discount to the note payable of $106,000. The shares issued with the note were valued at $51,500, for a total debt discount of $175,000.

The Company had the option of repaying 120% of the principal balance if paid within 90 days of issuance, or 125% of the principal if paid greater than 90 days after issuance.

During the year ended December 31, 2020, the Company repaid 120% of the principal balance. The total payment was $218,247, which included accrued interest of $8,247. The Company recorded a loss on settlement of debt of $127,654 to the consolidated statement of operations for the year ended December 31, 2020.

Under the terms of the agreement, if the shares issued upon execution of the note are no longer worth $87,500 at the time of the shares becoming eligible for resale pursuant to Rule 144, the Company shall issue additional shares to the holder in an amount holding a market value to equal the difference between the value of these shares and $87,500. The 9,755 shares became eligible for resale pursuant to Rule 144 during August 2020 and the value was less than $87,500. As a result, the Company began issuing additional shares to the holder (refer to Note 11, Common Stock, for additional detail). During the year ended December 31, 2020, the Company issued an aggregate of 900,000 shares to the holder and recorded a loss on fair value of additional shares of $68,040 to the consolidated statement of operations for the year ended December 31, 2020.

On January 18, 2021, the Company issued an additional 642,000 shares to the holder (refer to Note 19, Subsequent Events, for additional detail).